Offerings - Offering: 1	Jun. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share, ("Common Stock") to be issued in connection with the Second Amended and Restated Investar Holding Corporation 2017 Long-Term Incentive Compensation Plan (the "Plan").
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	28.25
Maximum Aggregate Offering Price	$ 16,950,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,340.80
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of Common Stock that become issuable pursuant to the Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase in the number of shares of outstanding Common Stock. (2) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act, and calculated based on the average of the high ($28.47) and low ($28.03) prices of the Common Stock as reported by the Nasdaq Stock Market on May 28, 2026.